Inventory (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Inventory	$ 958,575	$ 986,674
Research and development	1,160,771	944,330
Commercial Product Research and Development [Member]
Research and development	28,099
Germany [Member]
Inventory	$ 924,452	$ 924,452